Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment	For all property, plant and equipment, other than land, depreciation is recorded using the straight-line method over the respective estimated useful lives as follows:

	Useful life (years)
Category	Low	High
Buildings and improvements	10	40
Machinery, equipment and containers	3	20
Cold drink equipment	2	12
Vehicle fleet	3	12
Furniture and office equipment	3	10
The following table summarises the movement in net book value for property, plant and equipment for the periods presented:

	Land	Buildings and improvements	Machinery, equipment and containers	Cold drink equipment	Vehicle fleet	Furniture and office equipment	Assets under construction	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Cost:
As at 31 December 2020	317	1,846	2,975	1,155	283	144	125	6,845
Acquisition of CCL	339	492	529	108	7	15	78	1,568
Additions	2	41	119	50	62	10	195	479
Disposals	(3)	(28)	(218)	(319)	(54)	(16)	1	(637)
Transfers and reclassifications(A)	—	47	129	11	1	5	(197)	(4)
Currency translation adjustments	8	31	44	21	(1)	2	4	109
As at 31 December 2021	663	2,429	3,578	1,026	298	160	206	8,360
Additions	1	131	221	65	59	21	287	785
Disposals	(3)	(28)	(103)	(49)	(58)	(8)	—	(249)
Assets held for sale	(29)	(26)	(8)	—	—	—	—	(63)
Transfers and reclassifications	27	37	75	36	2	8	(184)	1
Currency translation adjustments	(11)	(42)	(40)	32	(4)	(2)	(4)	(71)
As at 31 December 2022	648	2,501	3,723	1,110	297	179	305	8,763
Accumulated depreciation:
As at 31 December 2020	—	(651)	(1,337)	(772)	(141)	(84)	—	(2,985)
Depreciation expense	—	(123)	(326)	(163)	(61)	(20)	—	(693)
Disposals	—	17	208	319	51	15	—	610
Currency translation adjustments	—	(9)	(18)	(15)	—	(2)	—	(44)
As at 31 December 2021	—	(766)	(1,473)	(631)	(151)	(91)	—	(3,112)
Depreciation expense	—	(128)	(380)	(127)	(58)	(22)	—	(715)
Disposals	—	19	105	49	53	8	—	234
Assets held for sale	—	10	9	—	—	—	—	19
Transfers and reclassifications	—	—	3	(2)	—	—	—	1
Currency translation adjustments	—	22	(2)	(14)	3	2	—	11
As at 31 December 2022	—	(843)	(1,738)	(725)	(153)	(103)	—	(3,562)
Net book value:
As at 31 December 2020	317	1,195	1,638	383	142	60	125	3,860
As at 31 December 2021	663	1,663	2,105	395	147	69	206	5,248
As at 31 December 2022	648	1,658	1,985	385	144	76	305	5,201
(A) Includes €4 million related to assets held for sale for the year ended 31 December 2021.
Disclosure of right to use asset
The following table summarises the net book value of right of use assets included within property, plant and equipment:

	Year ended 31 December
	2022	2021
	€ million	€ million
Buildings and improvements	465	438
Vehicle fleet	133	135
Machinery, equipment and containers	82	71
Furniture and office equipment	3	5
Total	683	649
The following table summarises depreciation charges relating to right of use assets for the periods presented:

	Year ended 31 December
	2022	2021
	€ million	€ million
Buildings and improvements	63	56
Vehicle fleet	57	59
Machinery, equipment and containers	34	22
Furniture and office equipment	2	2
Total	156	139